Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance (PVP)
The SEC has adopted a rule requiring annual disclosure of pay-versus-performance which shows the relationship between executive compensation actually paid and the Company’s performance. The following pay versus performance disclosure is based on upon permitted methodology, pursuant to the SEC guidance under Item 402(v) of Regulation S-K.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO [1,3]	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs [3]	Total Shareholder Return	Peer Total Shareholder Return [2]	Net Income ($mm)	Adjusted EBITDA ($mm)
2025	$7,398,322	$(4,844,893)	$1,945,932	$(313,725)	$378	$278	$453	$889
2024	8,315,222	29,365,753	2,264,976	6,151,222	596	299	513	923
2023	6,976,773	(539,260)	1,820,679	84,472	290	207	511	904
2022	6,388,700	16,344,430	1,709,479	3,865,384	407	192	275	676
2021	6,078,864	38,821,108	1,713,851	8,321,255	353	190	226	567
(1) Principal executive officer (PEO) is D Scott Barbour, who began serving as our president and chief executive officer in September 2017.
(2) Peer Total Shareholder Return reflects S&P 400 Capital Goods index.
(3) To calculate Compensation Actually Paid (CAP) for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown below:

Named Executive Officers, Footnote
Following non-PEO named executive officers are included in the average figures shown:
2021: Scott Cottrill, Roy Moore, Ron Vitarelli, Robert Klein
2022: Scott Cottrill, Roy Moore, Darin Harvey, Kevin Talley
2023: Scott Cottrill, Roy Moore, Darin Harvey, Kevin Talley
2024: Scott Cottrill, Darin Harvey, Michael Huebert, Kevin Talley
2025: Scott Cottrill, Darin Harvey, Kevin Talley, Craig Taylor

Adjustment To PEO Compensation, Footnote
(3) To calculate Compensation Actually Paid (CAP) for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown below:

	Fiscal Year 2025		Fiscal Year 2024		Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Amounts reported the "Stock Awards" and "Option Awards" in Summary Compensation Table for applicable fiscal year	$(5,396,526)	$(1,064,251)	$(4,946,342)	$(997,831)	$(4,200,837)	$(805,648)	$(3,789,942)	$(607,681)	$(3,386,598)	$(604,539)
Year End Fair Value of Current Year Unvested Equity Awards	1,419,825	293,718	13,620,257	2,747,581	3,511,133	673,375	4,297,095	688,997	9,409,538	1,679,691
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(8,514,040)	(1,522,727)	10,890,080	1,830,979	(4,401,548)	(756,891)	7,874,554	1,837,437	23,592,511	5,273,729
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	154,079	21,005	1,392,683	290,990	(2,977,146)	(945,850)	910,792	158,396	3,062,098	254,716
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	93,447	12,599	93,853	14,527	552,364	98,807	663,232	78,755	64,695	3,807
Total Adjustments	$(12,243,215)	$(2,259,656)	$21,050,531	$3,886,246	$(7,516,034)	$(1,736,207)	$9,955,731	$2,155,904	$32,742,244	$6,607,404

Non-PEO NEO Average Total Compensation Amount	$ 2,264,976	$ 1,820,679	$ 1,709,479	$ 1,713,851
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,151,222	84,472	3,865,384	8,321,255
Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR
The charts below reflect the relationship between the PEO and Average Non-PEO NEOs CAP (per the SEC’s definition), ADS TSR and the Peer Group—the S&P 400 Capital Goods Index.

Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Income (GAAP) The charts below reflect the relationship between the PEO, Average Non-PEO NEOs CAP and ADS GAAP net income.
Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine Fiscal Year 2025 CAP
Listed below are the most important measures used to determine compensation actually paid in fiscal year 2025.

Performance Measure
Adjusted EBITDA
Net Sales
Return on Invested Capital (ROIC)
Cash from Operations (CFO)

Total Shareholder Return Amount	$ 596	290	407	353
Peer Group Total Shareholder Return Amount	299	207	192	190
Net Income (Loss)	$ 513,000,000	$ 511,000,000	$ 275,000,000	$ 226,000,000
Company Selected Measure Amount	923,000,000	904,000,000	676,000,000	567,000,000
PEO Name	D Scott Barbour	D Scott Barbour	D Scott Barbour	D Scott Barbour
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 4
Pay vs Performance Disclosure
Name	Cash from Operations (CFO)
Donald S. Barbour [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,315,222	$ 6,976,773	$ 6,388,700	$ 6,078,864
PEO Actually Paid Compensation Amount	29,365,753	(539,260)	16,344,430	38,821,108
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,050,531	(7,516,034)	9,955,731	32,742,244
PEO | Amounts reported the "Stock Awards" and "Option Awards" in Summary Compensation table for applicable fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,946,342)	(4,200,837)	(3,789,942)	(3,386,598)
PEO | Year End Fair Value of Current Year Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,620,257	3,511,133	4,297,095	9,409,538
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,890,080	(4,401,548)	7,874,554	23,592,511
PEO | Year over year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,392,683	(2,977,146)	910,792	3,062,098
PEO | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,853	552,364	663,232	64,695
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,886,246	(1,736,207)	2,155,904	6,607,404
Non-PEO NEO | Amounts reported the "Stock Awards" and "Option Awards" in Summary Compensation table for applicable fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(997,831)	(805,648)	(607,681)	(604,539)
Non-PEO NEO | Year End Fair Value of Current Year Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,747,581	673,375	688,997	1,679,691
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,830,979	(756,891)	1,837,437	5,273,729
Non-PEO NEO | Year over year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	290,990	(945,850)	158,396	254,716
Non-PEO NEO | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,527	$ 98,807	$ 78,755	$ 3,807